Subsequent Events - Additional Information (Detail) - BRL (R$)			12 Months Ended
	Apr. 15, 2021	Jan. 08, 2021	Dec. 31, 2020
Lease Agreement | Natura Cosmticos SA [Member] | Bresco IX
Subsequent Event
Total investment foreseen		R$ 113,742,000
Lease term (in years)		15 years
Major Borrowings [Member] | Promissory Notes Due 2021 [Member]
Subsequent Event
Redemption of notes	R$ 500,000
Major Borrowings [Member] | Promissory Notes Due 2021 [Member] | Natura Cosmticos SA [Member]
Subsequent Event
Redemption of notes	R$ 250,000
Major Borrowings [Member] | Working Capital Loan [Member] | Natura Cosmticos SA [Member] | Operations The Body Shop [Member]
Subsequent Event
Borrowings, Interest rate basis			LIBOR plus 2%
Major Borrowings [Member] | Working Capital Loan [Member] | Natura Cosmticos SA [Member] | Operations The Body Shop [Member] | Top of range [member]
Subsequent Event
Undrawn credit facility			R$ 70,000